Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payroll accruals	$ 10,767	$ 9,011
Accrued interest	3,833	842
Other accrued expenses	2,442	882
Total accrued liabilities	$ 17,042	10,735	$ 7,270
Successor
Payroll accruals		9,011	6,741
Other accrued expenses		1,724	529
Total accrued liabilities		$ 10,735	$ 7,270